FINANCIAL INCOME (EXPENSES): (Tables)	12 Months Ended
Dec. 31, 2017
Financial Income Expenses
Schedule of financial income and expenses

Financial income:

	Year ended December 31
	2015	2016	2017
	U.S. dollars in thousands
Interest on cash equivalents and short-term bank deposits	44	176	286
Changes in fair value of derivative financial instruments, see note 4	—	230	—
Gain on changes in exchange rates	589	60	72
	633	466	358

Financial expenses:

Bank fees	16	16	17
Changes in fair value of derivative financial instruments, see note 4	213	—	184
	229	16	201
Financial income, net	404	450	157